Credit from Banks and Others (Information on Material Loans and Debentures) (Details)	12 Months Ended
Dec. 31, 2017
Loan from European Bank [Member] | December 2014 [Member] | Brazilian Real [Member]
Disclosure of material loans and debentures [Line Items]
Original principal	161
Debt, carrying amount	30
Interest rate	CDI+1.35%
Principal repayment date	2015-2021 (Semi annual installment)
Loan from European Bank [Member] | December 2015 and December 2013 [Member] | US Dollar [Member]
Disclosure of material loans and debentures [Line Items]
Original principal	129
Debt, carrying amount	129
Interest rate	Libor+1.40%
Principal repayment date	December 2019
Loan-Israeli institutions [Member] | November 2013 [Member] | Israeli Shekel [Member]
Disclosure of material loans and debentures [Line Items]
Original principal	300
Debt, carrying amount	76
Interest rate	4.94%
Principal repayment date	2015-2024 (annual installment)
Additional information	Partially prepaid
Debentures Series D [Member] | December 2014 [Member] | US Dollar [Member]
Disclosure of material loans and debentures [Line Items]
Original principal	800
Debt, carrying amount	792
Interest rate	4.50%
Principal repayment date	December, 2024
Additional information	(1) Debentures-Series D Private issuance of debentures pursuant to Rule 144A and Regulation S under the U.S. Securities Act of 1933, as amended, to institutional investors in the U.S., Europe, and Israel. The notes are registered for trade in the TACT Institutional; by the Tel-Aviv Stock Exchange Ltd. The notes have been rated BBB (stable). In March 2017, the rating company “Fitch Rating Ltd.” lowered the Company’s credit rating, together with the rating of the debentures, from BBB to BBB- with a stable rating outlook. In November 2017, the rating company “Standard & Poor’s” reaffirmed the Company’s credit rating, together with the rating of the debentures, at BBB-, with a stable rating outlook.
Debentures Series E [Member] | April 2016 [Member] | Israeli Shekel [Member]
Disclosure of material loans and debentures [Line Items]
Original principal	1,569
Debt, carrying amount	449
Interest rate	2.45%
Principal repayment date	2021- 2024 (annual installment)
Additional information	(2) Debentures-Series E The debentures were listed for trading on the Tel-Aviv Stock Exchange. The debentures are unsecured and contain standard terms and conditions and events of default, as well as a mechanism to raise the interest rate in the event of a decrease in the rating of the debentures (the interest rate will be increased by 0.25% per decrease in the rating by one rating level, starting at a rating of (ilA) and reaching a maximum cumulative interest rate increase of 1% upon reaching a rating of (ilBBB)), a negative pledge undertaking and financial covenants ((1) minimum equity of not less than $1.55 billion; and (2) net debt to EBITDA ratio of not more than 1:5.5). On November 1, 2017, the rating agency Standard & Poor's Maalot ratified the Company’s rating of 'ilAA'. The rating outlook is stable.
Debentures (private offering) - 3 series [Member] | January 2014 [Member] | US Dollar [Member]
Disclosure of material loans and debentures [Line Items]
Original principal	84 145 46
Debt, carrying amount	84 145 46
Interest rate	4.55% 5.16% 5.31%
Principal repayment date	January 2021 January 2024 January 2026
Loan-international institutions [Member] | July 2014 [Member] | Euro [Member]
Disclosure of material loans and debentures [Line Items]
Original principal	27
Debt, carrying amount	26
Interest rate	2.33%
Principal repayment date	2019-2024
Additional information	Partially prepaid
Loan others [Member] | April to October 2016 [Member] | Chinese Yuan Renminbi [Member]
Disclosure of material loans and debentures [Line Items]
Original principal	600
Debt, carrying amount	92
Interest rate	5.23%
Principal repayment date	2019
Loan - Asian bank [Member] | June to October 2017 [Member] | Chinese Yuan Renminbi [Member]
Disclosure of material loans and debentures [Line Items]
Original principal	700
Debt, carrying amount	108
Interest rate	4.72%
Principal repayment date	2018
Loan - Asian bank [Member] | October 2017 [Member] | Chinese Yuan Renminbi [Member]
Disclosure of material loans and debentures [Line Items]
Original principal	400
Debt, carrying amount	61
Interest rate	CNH Hibor + 0.50%
Principal repayment date	April 2018
Loan - Parent Company [Member] | November to December 2017 [Member] | US Dollar [Member]
Disclosure of material loans and debentures [Line Items]
Original principal	175
Debt, carrying amount	175
Interest rate	1.81%
Principal repayment date	2018
Additional information	See Note 26D